INDIRECT PRODUCTION	12 Months Ended
Aug. 31, 2019
Write-downs (reversals of write-downs) of inventories [abstract]
INDIRECT PRODUCTION [Text Block]

19. INDIRECT PRODUCTION

The production cost of late-stage biological assets that are disposed of, inventory that does not pass the Company’s quality assurance standards, and obsolete packaging are expensed to indirect production. For the year ended August 31, 2019, $4,733 (August 31, 2018 – $1,289) was recorded as indirect production.